UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4430
Dreyfus 100% U.S. Treasury Money Market Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus 100% U.S. Treasury Money Market Fund
Statement of Investments
March 31, 2005 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills-100.2%	Purchase %	Amount ($)	Value ($)

4/7/2005	2.55	448,000	447,810
4/14/2005	2.63	107,260,000	107,158,326
4/21/2005	2.24	102,146,000	102,019,971
4/28/2005	2.60	220,000,000	219,572,650
5/26/2005	2.67	80,000,000	79,674,889
6/2/2005	2.70	80,000,000	79,629,378
6/23/2005	2.80	70,000,000	69,550,532

Total U.S. Treasury Bills
(cost $ 658,053,556)			658,053,556

Total Investments (cost $ 658,053,556 )		100.2%	658,053,556
Liabilities, Less Cash and Receivables		(0.2%)	(1,301,582)
Net Assets		100.0%	656,751,974

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus 100% U.S. Treasury Money Market Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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